Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Inventories, Net

NOTE 4 — INVENTORIES, NET

Inventories consist of the following:

	December 31,	December 31,
	2024	2023
Raw materials	$452,952	$456,731
Working in process	137,682	-
Finished goods	837,082	3,932,259
Total	$1,427,716	$4,388,990

As of December 31, 2024, inventories, net were approximately $1.43 million, a decrease of 67% from the balance of $4.39 million as of December 31, 2023. Compared with 2023, the finished goods inventory decreased in 2024.

The Company has inventory falling price reserve policy. According to it, the inventory falling price will be accrued by 10% for the inventory more than one year. In 2023, the Company’s inventory underwent an impairment of RMB 1,544,509, approximately $ 0.22 million. As of the date of the report, the Company has Sales all finished goods that are more than one year old.

Inventories, net consist of the following:

	December 31,	December 31,
	2024	2023
Gross inventories	$1,467,724	$4,607,058
Less: allowance for impairment	(40,008)	(218,068)
Inventories, net	$1,427,716	$4,388,990

Allowance for impairment movement:

	December 31,	December 31,
	2024	2023
Beginning balance	$218,068	$178,561
(Reversal) /additions	(178,060)	39,507
Ending balance	$40,008	$218,068